Share-Based Payment - Schedule of Stock Options Activities (Details) - Stock Options [Member] - USD ($)		12 Months Ended
	Jul. 01, 2024	Jun. 30, 2025
Share-based Payment [Line Items]
Number of stock options Outstanding (in Shares)	6,372,427	6,448,818
Weighted Average Exercise Price Outstanding	$ 1.93	$ 1.66
Weighted Average Grant-date Fair Value Outstanding	$ 0.92	$ 0.75
Weighted Average Remaining Contractual Life Outstanding	2 years 3 months 18 days	2 years
Aggregate Intrinsic Value Outstanding (in Dollars)	$ 175,494	$ 401,095
Number of stock options Outstanding and exercisable (in Shares)		2,698,895
Weighted Average Exercise Price Outstanding and exercisable		$ 2.25
Weighted Average Grant-date Fair Value Outstanding and exercisable		$ 1.06
Aggregate Intrinsic Value Outstanding and exercisable (in Dollars)		$ 52,913
Number of stock options Vested and expected to vest (in Shares)		5,610,358
Weighted Average Exercise Price Vested and expected to vest		$ 1.43
Weighted Average Grant-date Fair Value Vested and expected to vest		$ 0.18
Weighted Average Remaining Contractual Life Vested and expected to vest		2 years
Aggregate Intrinsic Value Vested and expected to vest (in Dollars)		$ 403,476
Number of stock options Granted (in Shares)		1,472,000
Weighted Average Exercise Price Granted		$ 0.81
Weighted Average Grant-date Fair Value Granted		$ 0.16
Aggregate Intrinsic Value Granted (in Dollars)
Number of stock options Exercised (in Shares)		(313,736)
Weighted Average Exercise Price Exercised		$ 0.8
Aggregate Intrinsic Value Exercised (in Dollars)		$ (40,786)
Number of stock options Forfeited or expired (in Shares)		(1,081,873)
Weighted Average Exercise Price Forfeited or expired		$ 2.34
Weighted Average Grant-date Fair Value Forfeited or expired		$ 0.94
Aggregate Intrinsic Value Forfeited or expired (in Dollars)